This Supplement is filed pursuant to Rule 497(d) with regard to Defind Asset Funds Municipal Defined Fund Series 3.

                       SUPPLEMENT DATED DECEMBER 18, 1998
                    TO PROSPECTUS DATED  SEPTEMBER 23, 1998
                      OF MUNICIPAL DEFINED FUND SERIES  3

The figures in the Example on page 4 should be revised as follows:

If you sell your units at the end of the period:

             1 YEAR       3 YEARS       5 YEARS        10 YEARS
              $320          $343          $368           $441

If you do not sell your units:

             1 YEAR       3 YEARS       5 YEARS        10 YEARS
              $225          $343          $368           $441

                                                                    70126--12/98